Investments in Associates and Joint Ventures - Movement of Investments in Associates and Joint Ventures (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in subsidiaries, joint ventures and associates [abstract]
Investment in associates and joint ventures, beginning balance		¥ 201,661	¥ 161,472
Adjustment	[1]	(2,889)
As at 1 January		198,772	161,472
Change of the cost		18,590	34,229
Share of profit or loss		9,159	7,745	¥ 7,143
Declared dividends		(3,227)	(2,903)
Other equity movements		1,189	1,118
Impairment		(1,500)
Investment in associates and joint ventures, ending balance		¥ 222,983	¥ 201,661	¥ 161,472

[1]	On 1 January 2019, CGB began to adopt IFRS 9. The cumulative effect of initial adoption of IFRS 9 was adjusted to its equity as at 1 January 2019. Accordingly, the impact was adjusted by the Group based on its percentage of holding. As at 1 January 2019, The Group’s retained earnings were decreased by RMB2,857 million and reserves were increased by RMB16 million. The Group’s equity as at 1 January 2019 was decreased by RMB2,841 million in total. On 1 January 2019, China Unicom began to adopt IFRS 16. The cumulative effect of initial adoption of IFRS 16 was adjusted to its equity as at 1 January 2019. Accordingly, the impact was adjusted by the Group based on its percentage of holding. The Group’s retained earnings as at 1 January 2019 were decreased by RMB48 million.